Quarterly financial data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Data [Abstract]
Operating revenues	$ 460,567	$ 500,776	$ 389,389	$ 389,453	$ 472,302	$ 704,265	$ 533,128	$ 420,442
Operating margin	77,756	92,317	49,987	57,006	17,384	64,553	54,269	57,845	$ 277,066	$ 194,051	$ 194,381
Net margin	$ (4,161)	$ 27,127	$ 18,414	$ 24,410	$ (10,540)	$ 32,097	$ 18,167	$ 21,980